CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 20,067	$ 20,048
Available-for-sale marketable securities	30,372	14,004
Short-term bank deposits	84,387	54,155
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,641 and $ 1,150 in 2012 and 2013, respectively)	24,911	18,408
Other current assets and prepaid expenses	6,323	3,975
Inventories	14,190	12,545
Total current assets	180,250	123,135
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	113,377	121,114
Long-term bank deposits	37,497	65,625
Severance pay fund	3,319	2,957
Total long-term investments	154,193	189,696
Property and equipment, net	17,523	13,589
Intangible assets, net	5,070	5,128
Goodwill	30,069	24,465
Other assets	1,629	1,637
Total assets	388,734	357,650
CURRENT LIABILITIES:
Trade payables	8,798	9,915
Deferred revenues	38,674	36,304
Employees and payroll accruals	8,576	6,559
Other payables and accrued expenses	10,656	8,354
Total current liabilities	66,704	61,132
LONG TERM LIABILITIES:
Deferred revenues	20,036	16,486
Other long term liabilities	7,874	8,802
Total long term liabilities	27,910	25,288
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 60,000,000 at December 31, 2012 and 2013; Issued: 47,962,818 and 48,862,060 shares at December 31, 2012 and 2013, respectively; Outstanding: 44,370,904 and 44,733,589 shares at December 31, 2012 and 2013, respectively	611	599
Additional paid-in capital	262,809	249,739
Treasury stock (3,591,914) and (4,128,471) shares of common stock at December 31, 2012 and 2013, respectively	(25,984)	(18,082)
Accumulated other comprehensive income	1,733	2,078
Retained earnings	54,951	36,896
Total shareholders' equity	294,120	271,230
Total liabilities and shareholders' equity	$ 388,734	$ 357,650